Federated Hermes International Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
Morningstar Foreign Large Blend Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.75%	4.21%	4.70%
A
Prospectus [Line Items]
Average Annual Return, Percent		(2.72%)	2.42%	4.88%
C
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	2.81%	4.88%
IS
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	3.84%	5.76%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.73%)	2.09%	4.73%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	2.89%	4.59%
R6
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	3.88%	5.79%

[1]	The MSCI All Country World (ACWI) ex USA Index, an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.